Stockholders' Equity - Stock Options Textual - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended		48 Months Ended	12 Months Ended						12 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2006 2006 Plan	Jan. 01, 2013 2006 Plan, Amended and Restated [Member]	Jan. 02, 2012 2006 Plan, Amended and Restated [Member]	Dec. 31, 2013 2006 Plan, Amended and Restated [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2011 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member] 2006 Plan, Amended and Restated [Member]	Dec. 31, 2013 Employee Stock Option [Member] 2002 Plan	Dec. 31, 2013 Available for future grants [Member] 2006 Plan, Amended and Restated [Member]	Dec. 31, 2013 Minimum [Member] Employee Stock Option [Member] 2002 Plan	Jan. 02, 2014 Subsequent Event [Member] 2006 Plan, Amended and Restated [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price as Percentage of Estimated Fair Value of Common Stock on Grant Date														85.00%
Exercise Price as Percentage of Estimated Fair Value of Common Stock on Grant Date For Holders of More Than Ten Percent of Voting Stock														110.00%
Award expiration period											10 years	10 years
Award vesting period											4 years	4 years
Common stock shares, authorized				500,000			25,000,000
Common stock shares, additional authorized					933,819	695,225		933,819	695,225	672,488					942,119
Percentage of shares							5.00%
Additional shares, annually							1,500,000
Options vested and exercisable, shares	2,677,128						2,677,128
Common stock shares, reserved	5,099,643												424,252
Total intrinsic value of options exercised	$ 0.3	$ 1.0	$ 2.3
Cash received from exercise of stock options	$ 0.4	$ 1.1	$ 1.3